FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS
NOTE 13: -	FINANCIAL INSTRUMENTS

a.	Classification of financial instruments by fair value hierarchy:

	December 31,
	2020	2019

Financial assets:

Marketable securities – Level 1	$-	$1,042
Marketable securities – Level 2	-	1,086

	$-	$2,128

During 2020 and 2019, there were no transfers due to the fair value measurement of any financial instrument to or from Levels 1, 2 and 3.

 b.       Financial risk factors:

The Company's operations are exposed to various financial risks, such as market risk (foreign currency risk, price risk), credit risk and liquidity risk. The Company's comprehensive risk management plan focuses on measures to minimize possible negative effects on the financial performance of the Company.

The Company's Board of Directors has provided guidelines for risk management, and specific policies for various risk exposures, such as foreign currency risk, interest-rate risk, credit risk, and the use of derivative financial instruments, non-derivative financial instruments, and excess-liquidity investments.

1.	Market Risk:

a)	Foreign currency risk:

The Company operates primarily in Israel and has an exchange rate risk as it incurs fixed expenses in NIS, which differs from its functional currency.

b)	Price risk:

The Company has investments in bonds, classified as financial instruments, which are measured at fair value through profit and loss. Accordingly, the Company is exposed to a risk from changes in the fair value of these investments.
2.	Credit Risk:

The Company holds cash and cash equivalents, short-term investments and other financial instruments with various financial institutions. Its policy is to spread its investments among various institutions. In accordance with this policy, the Company invests its funds with stable financial institutions.

The Company has no trade receivables balances past due, and accordingly has not recognized any provision for doubtful accounts.

3.	Liquidity Risk:

The following table presents the repayment dates of the Company's financial liabilities, by contractual terms, in nominal amounts (including interest payments):

Balance on December 31, 2020:

	Up to 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years	Over 5 years	Total
Trade payables	$863	$-	$-	$-	$-	$-	$863
Employees and payroll accruals	2,535	-	-	-	-	-	2,535
Other payables	1,238	-	-	-	-	-	1,238
Leases liability	777	659	622	622	111	133	2,924
Liabilities in respect of government grants	72	177	291	557	948	2,639	4,684

	$5,485	$836	$913	$1,179	$1,059	$2,772	$12,244

Balance on December 31, 2019:

	Up to 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years	Over 5 years	Total
Trade payables	$1,001	$-	$-	$-	$-	$-	$1,001
Employees and payroll accruals	2,079	-	-	-	-	-	2,079
Other payables	1,348	-	-	-	-	-	1,348
Leases liability	895	734	616	583	582	229	3,639
Liabilities in respect of government grants	37	107	196	333	652	2,474	3,799

	$5,360	$841	$812	$916	$1,234	$2,703	$11,866

c.	Fair Value:

The carrying amounts of cash and cash equivalents, short-term investments, other receivables, trade payables and other payables approximate their fair values due to the short-term maturities of such instruments.
The fair value of the liabilities in respect of government grants is measured using a discount rate that reflects the applicable market rate of interest at the date the grants are received, which approximates the fair value at the respective balance sheet date.

The fair value of lease liability is measured using a discount rate that reflects the IBR of interest at the date of the contract.

d.	Sensitivity tests relating to changes in market factors:

	December 31,
	2020	2019

Sensitivity test to changes in the USD/NIS exchange rate:

Gain (loss) from the change:
Increase of 5% in exchange rate	$(485)		$(381)
Decrease of 5% in exchange rate	$485		$381

Sensitivity test to changes in the market price of listed securities:

Gain (loss) from the change:
Increase of 5% in market price	$-		$106
Decrease of 5% in market price	$-	$	(106)

Sensitivity tests and principal work assumptions:

The selected changes in the relevant risk variables were determined based on management's estimate as to reasonable possible changes in these risk variables.